Business combinations (Tables)	12 Months Ended
Jun. 30, 2025
YOOX Net-a-Porter Group S.p.A (YNAP)
Business combinations
Summary of identifiable assets acquired and liabilities assumed and bargain purchase

Fair value at
the time of
(in € thousands)	acquisition
Intangible assets	1,605
Property and equipment	19,993
Right-of-use assets	166,431
Other non-current assets	1,106
Inventories	648,225
Trade and other receivables	64,228
Cash and cash equivalents	621,352
Other current assets	83,640
Provisions, non-current	(1,949)
Lease liabilities, non-current	(142,162)
Other liabilities, non-current	(706)
Provisions, current	(5,411)
Lease liabilities, current	(24,269)
Trade and other payables	(234,208)
Contract liabilities	(31,797)
Other liabilities, current	(212,325)
Total identifiable net assets	953,752

(in € thousands)	April 23, 2025
Total identifiable net assets	953,752
Consideration paid	330,221
Bargain purchase gain	623,531